Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of liquidity risk [Table Text Block]
	Within	1-3	4-5	Over
	1 Year	Years	Years	5 Years	Total

Accounts payable and accrued liabilities	$728,126	$—	$—	$—	$728,126
Lease obligation	218,253	451,736	296,844	—	966,833

	$946,379	$451,736	$296,844	$—	$1,694,959